Columbia Funds Series Trust I
290 Congress Street
Boston, MA 02210
December 1, 2025
VIA EDGAR
Mr. Mark Cowan
U.S. Securities and Exchange Commission
Division of Investment Management, Disclosure Review Office
100 F Street, N.E.
Washington, D.C. 20549
RE:
Columbia Funds Series Trust I (the Registrant)
Columbia Cornerstone Growth Fund
(formerly known as Columbia Large Cap Growth Fund)
Columbia Oregon Intermediate Municipal Bond Fund
Columbia Total Return Municipal Income Fund
(formerly known as Columbia Tax-Exempt Fund)
Columbia Ultra Short Term Bond Fund

Post-Effective Amendment No. 431
File No. 002-99356 /811-04367
Dear Mr. Cowan:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 431 (Amendment). This Amendment was filed electronically on November 24, 2025.
If you have any questions, please contact either me at (212) 850-1703 or Katina Walker at (612) 671-6990.
Sincerely,
Joseph D'Alessandro Assistant Secretary Columbia Funds Series Trust I